Non-interest revenue (Tables)	12 Months Ended
Mar. 31, 2023
Summary of Disaggregation of Revenue
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023.

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)

Deposit related fees	Rs.	28,150.4	Rs.	37,415.4	Rs.	40,749.9	US$	495.8
Lending related fees		30,973.1		40,532.5		48,878.2		594.7
Third-party products related fees		35,733.0		44,216.1		54,548.9		663.7
Payments and cards business fees		50,758.2		56,170.2		72,969.0		887.8
Others		19,795.7		24,645.3		22,457.7		273.2

Fees and commissions	Rs.	165,410.4	Rs.	202,979.5	Rs.	239,603.7	US$	2,915.2

Summary of Disaggregation of Revenue from Business Segments
The table below presents the fees and commission disaggregated by segment for the fiscal years ended March 31, 2021, March 31, 2022 and March 31, 2023.

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Retail Banking	Rs.	153,018.2	Rs.	182,464.1	Rs.	215,252.5	US$	2,618.9
Wholesale Banking		11,712.7		19,802.0		23,619.5		287.4
Treasury Services		679.5		713.4		731.7		8.9

Fees and commissions	Rs.	165,410.4	Rs.	202,979.5	Rs.	239,603.7	US$	2,915.2